Note 9 - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average risk-free interest rates	1.99%	1.98%	2.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (in years)	7 years	7 years	7 years
Expected volatility	91.43%	94.88%	96.60%